Supplement to the
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund
November 29, 2022
Prospectus

Sharon Delia Dolan no longer serves as a Co-Portfolio Manager of the funds.
Kristina Stookey no longer serves as a Co-Portfolio Manager of the funds.
The following information replaces similar information for the Moderate with Income Allocation Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Bruno Winberg Crocco (Co-Portfolio Manager) has managed the fund since 2023.
Finola McGuire Foley (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces similar information for the Balanced Allocation Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Bruno Winberg Crocco (Co-Portfolio Manager) has managed the fund since 2023.
Finola McGuire Foley (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces similar information for the Growth Allocation Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Bruno Winberg Crocco (Co-Portfolio Manager) has managed the fund since 2023.
Finola McGuire Foley (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces similar information for the Aggressive Growth Allocation Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Bruno Winberg Crocco (Co-Portfolio Manager) has managed the fund since 2023.
Finola McGuire Foley (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Bruno Weinberg Crocco is Co-Portfolio Manager of each fund, which he has managed since 2023. Since joining Fidelity Investments in 2010, Mr. Crocco has worked as a research analyst and portfolio manager.
Finola McGuire Foley is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Foley has worked as an assistant portfolio manager and portfolio manager.
HSA-PSTK-0223-100 1.9909392.100	February 28, 2023